INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Inventories
		December 31,
	2017	2016
Product for resale (a)	2,571	2,454
Raw materials	383	404
Finished goods	367	372
	3,321	3,230

Includes biological assets of $6-million (2016 – $17-million) measured at FVLCD, a Level 3 measurement